Equity reserves - Disclosure of movement in RSU liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
RSU liability beginning of year	$ 541	$ 0
Awards vested during the year, net of cancelled/expired awards	819	605
Settled in cash during the year	(359)	0
Derecognized on closing of the JV Transaction	0	(64)
RSU liability end year	1,001	541
Less: current portion of RSU liability	(585)	(241)
Total non-current RSU liability, end of year	$ 416	$ 300